Commitments and contingencies - Product warranty reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Guarantor Obligations [Line Items]
Maximum potential payments		$ 4,728	$ 7,242
Additional obligations with respect to guarantee		3,600	4,300
Guarantee Obligations accrued in the consolidated balance sheet as of the reporting period		156	135
Reconciliation of Provisions for warranties including guarantees of product performance
Product warranties at beginning of period		1,035	816	$ 948
Net change in warranties due to acquisitions, divestments and liabilities held for sale		1	8	(88)
Claims paid in cash or in kind		(222)	(209)	(310)
Net increase to provision for changes in estimates, warranties issued and warranties expired		226	369	276
Exchange rate differences		(35)	51	(10)
Product warranties at end of period		1,005	1,035	$ 816
Discontinued Operations
Guarantor Obligations [Line Items]
Additional obligations with respect to guarantee		100	300
Held for sale and discontinued operations | Power Grids business
Reconciliation of Provisions for warranties including guarantees of product performance
Divestment percentage	80.10%
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		$ 4,540	6,726
Performance guarantees | Third-party and consortium guarantees | Minimum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		1 year
Performance guarantees | Third-party and consortium guarantees | Maximum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years
Financial guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		$ 52	339
Indemnification guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		136	177
High Voltage cables systems guarantees
Guarantor Obligations [Line Items]
Maximum potential payments		$ 911	994
High Voltage cables systems guarantees | Minimum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		5 years
High Voltage cables systems guarantees | Maximum
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years
Warranties
Reconciliation of Provisions for warranties including guarantees of product performance
Net change in warranties due to acquisitions, divestments and liabilities held for sale			143
Performance and financial | Hitachi ABB Power Grids
Guarantor Obligations [Line Items]
Maximum potential payments		$ 3,200	5,500
Carrying amount of liabilities		$ 136	$ 135
Performance and financial | Minimum | Hitachi ABB Power Grids
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		1 year
Performance and financial | Maximum | Hitachi ABB Power Grids
Guarantor Obligations [Line Items]
Original maturity of performance guarantees		10 years